Total
Retail | Small/Mid Cap Core Fund
Fund Summary
Investment Goal
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 24, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 40, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 61.

Shareholder Fees
Shareholder Fees - Retail - Small/Mid Cap Core Fund	Thornburg Small/Mid Cap Core Fund - Class A		Thornburg Small/Mid Cap Core Fund - Class C		Thornburg Small/Mid Cap Core Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses
Annual Fund Operating Expenses - Retail - Small/Mid Cap Core Fund		Thornburg Small/Mid Cap Core Fund - Class A	Thornburg Small/Mid Cap Core Fund - Class C	Thornburg Small/Mid Cap Core Fund - Class I
Management Fees		0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.23%	0.26%	0.23%
Total Annual Fund Operating Expenses		1.34%	2.12%	1.09%
Fee Waiver/Expense Reimbursement	[1]	(0.16%)	(0.08%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.18%	2.04%	0.84%
[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.18%, 2.04%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2022, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example - Retail - Small/Mid Cap Core Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thornburg Small/Mid Cap Core Fund - Class A	565	838	1,135	1,975
Thornburg Small/Mid Cap Core Fund - Class C	307	655	1,131	2,445
Thornburg Small/Mid Cap Core Fund - Class I	86	319	574	1,303

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Retail | Small/Mid Cap Core Fund | Thornburg Small/Mid Cap Core Fund - Class C | USD ($)	207	655	1,131	2,445

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.39% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Index – Total Return. As of November 30, 2020, the market capitalization range of the Russell 2500 Index – Total Return was approximately $33 million to $26 billion. The market capitalization range of the Russell 2500 Index – Total Return changes over time and, as a result, the capitalization range of companies in which the Fund invests will also change. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

With its core approach to stock selection, the Fund seeks to invest in a broadly diversified portfolio of companies the Fund categorizes as basic values, consistent earners, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth and profitability, and consistent cash flow.

Emerging Franchise: Companies with the potential to grow at a high rate due to an emerging product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund may sell an investment when its stock price has achieved Thornburg’s target price, if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund’s policy of investing at least 80% of its assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 13 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 2500 Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

The Russell 2500 Index—Total Return replaced the S&P Total Return Index on December 18, 2020. This change was approved by the Fund’s Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown for at least a one-year transition period. In the future, however, only the Russell 2500 Index—Total Return will be shown.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	30.04%	6-30-09
Lowest Quarterly Results	(22.49)%	9-30-11

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
Average Annual Total Returns - Retail - Small/Mid Cap Core Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Core Fund - Class A	23.08%	8.61%	9.41%
Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions	22.90%	8.45%	9.29%
Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions and Sales	13.66%	6.72%	7.69%
Thornburg Small/Mid Cap Core Fund - Class A | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	2.21%	8.96%	10.80%
Thornburg Small/Mid Cap Core Fund - Class A | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Thornburg Small/Mid Cap Core Fund - Class C	26.83%	8.76%	9.06%
Thornburg Small/Mid Cap Core Fund - Class C | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	2.21%	8.96%	10.80%
Thornburg Small/Mid Cap Core Fund - Class C | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Thornburg Small/Mid Cap Core Fund - Class I	29.32%	10.02%	10.33%
Thornburg Small/Mid Cap Core Fund - Class I | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	2.21%	8.96%	10.80%
Thornburg Small/Mid Cap Core Fund - Class I | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Retail | Small/Mid Cap Growth Fund
Fund Summary
Investment Goal
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 24, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 40, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 57.

Shareholder Fees
Shareholder Fees - Retail - Small/Mid Cap Growth Fund	Thornburg Small/Mid Cap Growth Fund - Class A		Thornburg Small/Mid Cap Growth Fund - Class C		Thornburg Small/Mid Cap Growth Fund - Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses
Annual Fund Operating Expenses - Retail - Small/Mid Cap Growth Fund		Thornburg Small/Mid Cap Growth Fund - Class A	Thornburg Small/Mid Cap Growth Fund - Class C	Thornburg Small/Mid Cap Growth Fund - Class I
Management Fees		0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.22%	0.23%	0.20%
Total Annual Fund Operating Expenses		1.33%	2.09%	1.06%
Fee Waiver/Expense Reimbursement	[1]	(0.13%)	(0.06%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.20%	2.03%	0.84%
[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.20%, 2.03%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2022, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example - Retail - Small/Mid Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thornburg Small/Mid Cap Growth Fund - Class A	567	839	1,133	1,967
Thornburg Small/Mid Cap Growth Fund - Class C	306	648	1,118	2,415
Thornburg Small/Mid Cap Growth Fund - Class I	86	313	561	1,272

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Retail | Small/Mid Cap Growth Fund | Thornburg Small/Mid Cap Growth Fund - Class C | USD ($)	206	648	1,118	2,415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.82% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Growth Index – Total Return. As of November 30, 2020, the market capitalization range of the Russell 2500 Growth Index – Total Return was approximately $33 million to $26 billion. The market capitalization range of the Russell 2500 Growth Index – Total Return changes over time and, as a result, the capitalization range of companies in which the Fund invests will also change. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goal.

The Fund seeks to invest in a diversified portfolio of companies the Fund categorizes as consistent earners, growth industry leaders, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its equity investments in the following three categories:

Consistent Earners: Companies which generally exhibit predictable growth and profitability, and consistent cash flow.

Growth Industry Leaders: Companies in this category often are in leadership positions in growing markets. These companies may operate in niche markets with large or dominant share.

Emerging Franchises: Companies with the potential to grow at high rate due to an emerging product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund may sell an investment when its stock price has achieved Thornburg’s target price, if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goal.

The Fund’s policy of investing at least 80% of its assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 13.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 2500 Growth Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

The Russell 2500 Growth Index—Total Return replaced the Russell 3000 Total Return Growth Index on December 18, 2020. This change was approved by the Fund’s Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown for at least a one-year transition period. In the future, however, only the Russell 2500 Growth Index—Total Return will be shown.

Annual Total Returns – Class A Shares

	Total Returns	Quarter ended
Highest Quarterly Results	24.12%	6-30-09
Lowest Quarterly Results	(18.72)%	9-30-11

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns
Average Annual Total Returns - Retail - Small/Mid Cap Growth Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Growth Fund - Class A	23.12%	8.33%	11.13%
Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions	20.50%	7.86%	10.90%
Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions and Sales	15.38%	6.54%	9.26%
Thornburg Small/Mid Cap Growth Fund - Class A | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	23.30%	14.17%	14.05%
Thornburg Small/Mid Cap Growth Fund - Class A | Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%
Thornburg Small/Mid Cap Growth Fund - Class C | After Taxes on Distributions	26.92%	8.48%	10.80%
Thornburg Small/Mid Cap Growth Fund - Class C | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	23.30%	14.17%	14.05%
Thornburg Small/Mid Cap Growth Fund - Class C | Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%
Thornburg Small/Mid Cap Growth Fund - Class I | After Taxes on Distributions	29.37%	9.75%	12.12%
Thornburg Small/Mid Cap Growth Fund - Class I | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	23.30%	14.17%	14.05%
Thornburg Small/Mid Cap Growth Fund - Class I | Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retirement | Small/Mid Cap Core Fund
Fund Summary
Investment Goal
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Shareholder Fees - Retirement - Small/Mid Cap Core Fund	Thornburg Small/Mid Cap Core Fund - Class R3	Thornburg Small/Mid Cap Core Fund - Class R4	Thornburg Small/Mid Cap Core Fund - Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - Retirement - Small/Mid Cap Core Fund		Thornburg Small/Mid Cap Core Fund - Class R3	Thornburg Small/Mid Cap Core Fund - Class R4	Thornburg Small/Mid Cap Core Fund - Class R5
Management Fees		0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none
Other Expenses		0.37%	0.63%	0.57%
Total Annual Fund Operating Expenses		1.73%	1.74%	1.43%
Fee Waiver/Expense Reimbursement	[1]	(0.53%)	(0.64%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.20%	1.10%	0.84%
[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.20%, 1.10%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2022, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example - Retirement - Small/Mid Cap Core Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thornburg Small/Mid Cap Core Fund - Class R3	122	487	883	1,991
Thornburg Small/Mid Cap Core Fund - Class R4	112	478	876	1,992
Thornburg Small/Mid Cap Core Fund - Class R5	86	387	718	1,656

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.39% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Index – Total Return. As of November 30, 2020, the market capitalization range of the Russell 2500 Index – Total Return was approximately $33 million to $26 billion. The market capitalization range of the Russell 2500 Index – Total Return changes over time and, as a result, the capitalization range of companies in which the Fund invests will also change. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

With its core approach to stock selection, the Fund seeks to invest in a broadly diversified portfolio of companies the Fund categorizes as basic values, consistent earners, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its investments in the following three categories:

Basic Value: Companies generally operating in mature or cyclical industries and which generally exhibit more economic sensitivity and/or higher volatility in earnings and cash flow.

Consistent Earner: Companies which generally exhibit predictable growth and profitability, and consistent cash flow.

Emerging Franchise: Companies with the potential to grow at a high rate due to an emerging product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund may sell an investment when its stock price has achieved Thornburg’s target price, if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goals.

The Fund’s policy of investing at least 80% of its assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 13 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to Russell 2500 Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

The Russell 2500 Index—Total Return replaced the S&P Total Return Index on December 18, 2020. This change was approved by the Fund’s Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown for at least a one-year transition period. In the future, however, only the Russell 2500 Index—Total Return will be shown.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	30.07%	6-30-09
Lowest Quarterly Results	(22.51)%	9-30-11

Average Annual Total Returns
Average Annual Total Returns - Retirement - Small/Mid Cap Core Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Core Fund - Class R3	28.86%	9.63%	9.92%
Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions	28.67%	9.47%	9.80%
Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions and Sales	17.09%	7.55%	8.13%
Thornburg Small/Mid Cap Core Fund - Class R3 | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	2.21%	8.96%	10.80%
Thornburg Small/Mid Cap Core Fund - Class R3 | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Thornburg Small/Mid Cap Core Fund - Class R4	28.98%	9.74%	10.03%
Thornburg Small/Mid Cap Core Fund - Class R4 | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	2.21%	8.96%	10.80%
Thornburg Small/Mid Cap Core Fund - Class R4 | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Thornburg Small/Mid Cap Core Fund - Class R5	29.32%	10.02%	10.31%
Thornburg Small/Mid Cap Core Fund - Class R5 | Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)	2.21%	8.96%	10.80%
Thornburg Small/Mid Cap Core Fund - Class R5 | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Retirement | Small/Mid Cap Growth Fund
Fund Summary
Investment Goal
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Shareholder Fees - Retirement - Small/Mid Cap Growth Fund	Thornburg Small/Mid Cap Growth Fund - Class R3	Thornburg Small/Mid Cap Growth Fund - Class R4	Thornburg Small/Mid Cap Growth Fund - Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses
Annual Fund Operating Expenses - Retirement - Small/Mid Cap Growth Fund		Thornburg Small/Mid Cap Growth Fund - Class R3	Thornburg Small/Mid Cap Growth Fund - Class R4	Thornburg Small/Mid Cap Growth Fund - Class R5
Management Fees		0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none
Other Expenses		0.35%	0.89%	0.40%
Total Annual Fund Operating Expenses		1.71%	2.00%	1.26%
Fee Waiver/Expense Reimbursement	[1]	(0.36%)	(0.75%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.35%	1.25%	0.84%
[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, 12b-1 distribution and service fees, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and extraordinary expenses such as litigation costs) do not exceed 1.35%, 1.25%, and 0.84%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2022, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example - Retirement - Small/Mid Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thornburg Small/Mid Cap Growth Fund - Class R3	137	499	890	1,986
Thornburg Small/Mid Cap Growth Fund - Class R4	127	546	1,000	2,259
Thornburg Small/Mid Cap Growth Fund - Class R5	86	353	646	1,481

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.82% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in small- and mid-capitalization companies. The Fund currently defines small- and mid-capitalization companies to be those within the market capitalization range comprised by the Russell 2500 Growth Index – Total Return. As of November 30, 2020, the market capitalization range of the Russell 2500 Growth Index – Total Return was approximately $33 million to $26 billion. The market capitalization range of the Russell 2500 Growth Index – Total Return changes over time and, as a result, the capitalization range of companies in which the Fund invests will also change. The Fund may change the definition of what constitutes “small- and mid-capitalization companies” without advance notice to shareholders.

The Fund expects to invest primarily in domestic common stocks. However, the Fund may own foreign common stocks which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goal.

The Fund seeks to invest in a diversified portfolio of companies the Fund categorizes as consistent earners, growth industry leaders, and emerging franchises, as described in more detail below. The relative proportions of securities invested in each of those categories will vary over time.

Thornburg primarily takes a bottom-up, fundamental view in determining the attractiveness of individual securities and in making investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•earnings growth potential

•durable business model

•industry growth potential

•innovation driving the potential to disrupt entrenched competitors

•intrinsic value appreciation potential

•potential size of addressable market

•management strength

•leverage

•return on invested capital

•valuation metrics, including: price/earnings (“PE”) ratio; enterprise value/revenue ratio; PE/growth rate ratio, enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio; and free cash flow yield.

The Fund categorizes its equity investments in the following three categories:

Consistent Earners: Companies which generally exhibit predictable growth and profitability, and consistent cash flow.

Growth Industry Leaders: Companies in this category often are in leadership positions in growing markets. These companies may operate in niche markets with large or dominant share.

Emerging Franchises: Companies with the potential to grow at high rate due to an emerging product or service that is establishing a new market and/or taking share from existing participants.

Inclusion of any investment in any of the three described categories represents the opinion of the advisor concerning the characteristics and prospects of the investment. There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars.

The Fund may sell an investment when its stock price has achieved Thornburg’s target price, if Thornburg has identified a better investment opportunity, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment goal.

The Fund’s policy of investing at least 80% of its assets in small- and mid-capitalization companies may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets and financial resources, greater vulnerability to competition and market risks and fluctuations, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments. Relative to the stocks of large capitalization companies, the stocks of small- and mid-capitalization companies may be thinly traded and sales may result in higher transaction costs. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 13 of the Prospectus.

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 2500 Growth Index—Total Return, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2019. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

The Russell 2500 Growth Index—Total Return replaced the Russell 3000 Total Return Growth Index on December 18, 2020. This change was approved by the Fund’s Trustees because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown for at least a one-year transition period. In the future, however, only the Russell 2500 Growth Index—Total Return will be shown.

Annual Total Returns – Class R3 Shares

	Total Returns	Quarter ended
Highest Quarterly Results	24.09%	6-30-09
Lowest Quarterly Results	(18.72)%	9-30-11

Average Annual Total Returns
Average Annual Total Returns - Retirement - Small/Mid Cap Growth Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Growth Fund - Class R3	28.72%	9.19%	11.55%
Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions	25.95%	8.72%	11.31%
Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions and Sales	18.79%	7.24%	9.63%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	23.30%	14.17%	14.05%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%
Thornburg Small/Mid Cap Growth Fund - Class R4	28.84%	9.30%	11.66%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	23.30%	14.17%	14.05%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%
Thornburg Small/Mid Cap Growth Fund - Class R5	29.37%	9.75%	12.12%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)	23.30%	14.17%	14.05%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Russell 3000 Total Return Growth Index (reflects no deduction for fees, expenses, or taxes)	35.85%	14.23%	15.05%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.